PENSION PLANS AND POSTRETIREMENT BENEFITS - Assumptions and sensitivity analysis (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension and postretirement benefits
Expected employer contributions in the next fiscal year	$ 27.1
Benefit obligations
Percentage increase of discount rate (as a percent)	0.10%
Pension defined benefit plans
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption	$ 11.2
Postretirement defined benefit plans
Benefit obligations
Decrease of retirement benefit obligation due to increase of actuarial assumption	$ 0.9
Actuarial assumption discount rate
Benefit obligations
Discount rate, current year (as a percent)	3.00%	2.50%	3.10%
Rate of compensation increase, current year (as a percent)	3.00%	3.00%	3.00%
Current periodic costs
Discount rate, preceding year (as a percent)	2.50%	3.10%	3.90%
Rate of compensation increase, preceding year (as a percent)	3.00%	3.00%	3.00%
Assumed average retirement age	62 years	62 years	62 years
Assumed health care cost trend rate (as a percent)	6.50%
Assumed health care cost trend rate after eight years (as a percent)	5.10%
Plan assets
Pension and postretirement benefits
Employer contributions	$ 30.0
Plan assets | Pension defined benefit plans
Pension and postretirement benefits
Employer contributions	(29.3)	$ (19.0)
Plan assets | Postretirement defined benefit plans
Pension and postretirement benefits
Employer contributions	$ (0.7)	$ (0.8)